STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Growth Fund

September 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Capital Goods - 9.1%
Honeywell International	5,995		1,014,354
Illinois Tool Works	5,513		862,729
Ingersoll-Rand	10,609		1,307,135
Lockheed Martin	2,374		926,002
Roper Technologies	2,925		1,043,055
The Boeing Company	3,170		1,206,090
			6,359,365
Consumer Durables & Apparel - 1.9%
NIKE, Cl. B	14,406		1,353,012
Consumer Services - 1.9%
MGM Resorts International	28,810		798,613
Yum! Brands	4,783		542,536
			1,341,149
Diversified Financials - 2.6%
CME Group	2,834		598,938
MSCI	3,210		698,977
The Charles Schwab	12,187		509,782
			1,807,697
Energy - .4%
Diamondback Energy	2,793		251,119
Food & Staples Retailing - 1.1%
Costco Wholesale	2,548		734,104
Food, Beverage & Tobacco - 3.6%
Constellation Brands, Cl. A	3,188		660,809
Monster Beverage	7,859	[a]	456,294
Philip Morris International	6,768		513,894
The Coca-Cola Company	15,830		861,785
			2,492,782
Health Care Equipment & Services - 4.4%
Abbott Laboratories	5,970		499,510
Align Technology	1,538	[a]	278,255
Boston Scientific	16,150	[a]	657,144
CVS Health	8,947		564,287
UnitedHealth Group	4,810		1,045,309
			3,044,505
Household & Personal Products - .3%
The Procter & Gamble Company	1,959		243,660
Materials - 2.0%
Celanese	5,643		690,082

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Materials - 2.0% (continued)
FMC	7,852		688,463
			1,378,545
Media & Entertainment - 11.8%
Alphabet, Cl. A	2,862	[a]	3,494,903
Charter Communications, Cl. A	874	[a]	360,193
Comcast, Cl. A	14,915		672,368
Facebook, Cl. A	14,071	[a]	2,505,764
InterActiveCorp	1,554	[a]	338,725
Netflix	1,223	[a]	327,299
The Walt Disney Company	2,678		348,997
Twitter	3,687	[a]	151,904
			8,200,153
Pharmaceuticals Biotechnology & Life Sciences - 9.4%
AbbVie	8,980		679,966
Allergan	1,948		327,829
Amgen	2,934		567,758
Bristol-Myers Squibb	9,524		482,962
Exact Sciences	4,942	[a,b]	446,609
Gilead Sciences	4,864		308,280
Illumina	1,318	[a]	400,962
IQVIA Holdings	2,209	[a]	329,980
Merck & Co.	16,389		1,379,626
The Medicines Company	6,536	[a,b]	326,800
Thermo Fisher Scientific	2,460		716,524
Vertex Pharmaceuticals	3,232	[a]	547,565
			6,514,861
Real Estate - 1.5%
American Tower	1,698	[c]	375,479
Equinix	1,146	[c]	661,013
			1,036,492
Retailing - 10.2%
Advance Auto Parts	5,378		889,521
Amazon.com	2,048	[a]	3,555,144
Dollar Tree	7,541	[a]	860,881
Lowe's	7,110		781,816
The TJX Companies	18,368		1,023,832
			7,111,194
Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices	26,317	[a,b]	762,930
Analog Devices	3,483		389,156
Applied Materials	11,369		567,313
Broadcom	1,882		519,564
Micron Technology	24,752	[a]	1,060,623

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Semiconductors & Semiconductor Equipment - 6.3% (continued)
Taiwan Semiconductor Manufacturing, ADR		13,545		629,572
Texas Instruments		3,614		467,073
				4,396,231
Software & Services - 21.9%
Accenture, Cl. A		4,817		926,550
Adobe		3,332	[a]	920,465
Atlassian, Cl. A		4,817	[a]	604,244
Automatic Data Processing		2,452		395,802
Intuit		3,652		971,213
Mastercard, Cl. A		4,365		1,185,403
Microsoft		34,872		4,848,254
PayPal Holdings		3,322	[a]	344,126
Proofpoint		3,173	[a]	409,476
Salesforce.com		3,006	[a]	446,211
ServiceNow		3,454	[a]	876,798
Square, Cl. A		8,984	[a,b]	556,559
Synopsys		3,000	[a]	411,750
The Trade Desk, Cl. A		1,416	[a,b]	265,571
Visa, Cl. A		12,306	[b]	2,116,755
				15,279,177
Technology Hardware & Equipment - 10.0%
Apple		18,420		4,125,528
CDW		3,209		395,477
Ciena		9,238	[a]	362,407
Cisco Systems		17,508		865,070
Lumentum Holdings		8,528	[a,b]	456,760
Western Digital		12,268		731,664
				6,936,906
Transportation - 1.0%
Norfolk Southern		3,740		671,928
Total Common Stocks (cost $45,529,511)				69,152,880
	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $509,064)	1.89	509,064	[d]	509,064
Total Investments (cost $46,038,575)		100.1%		69,661,944
Liabilities, Less Cash and Receivables		(.1%)		(66,725)
Net Assets		100.0%		69,595,219

ADR—American Depository Receipt

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2019, the value of the fund’s securities on loan was $4,834,540 and the value of the collateral was $4,924,516, consisting of U.S. Government & Agency securities.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Growth Fund

September 30, 2019 (Unaudited)

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	69,152,880	-	-	69,152,880
Investment Companies	509,064	-	-	509,064

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price

NOTES

is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely

NOTES

manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2019, accumulated net unrealized appreciation on investments was $23,623,369, consisting of $24,217,405 gross unrealized appreciation and $594,036 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.